Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended			12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Statement [Abstract]
Net income (loss) per ordinary share attributable Diluted	$ 9,720	$ (5,620)	$ (270)	$ (14,560)
Weighted-average number of ordinary shares Diluted	100	100	100	100